UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05002

Deutsche DWS Variable Series II

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                     as of March 31, 2019 (Unaudited)

DWS Government Money Market VIP

	Principal Amount ($)	Value ($)
Government & Agency Obligations 69.0%
U.S. Government Sponsored Agencies 57.4%
Federal Farm Credit Bank:
1-month LIBOR minus 0.135%, 2.358% *, 4/11/2019	500,000	500,000
1-month LIBOR minus 0.130%, 2.369% *, 4/29/2019	3,500,000	3,500,000
1-month LIBOR minus 0.123%, 2.376% *, 8/13/2019	1,000,000	1,000,000
1-month LIBOR minus 0.095%, 2.391% *, 7/25/2019	1,000,000	999,996
1-month LIBOR minus 0.075%, 2.407% *, 11/5/2019	1,000,000	999,939
1-month LIBOR minus 0.075%, 2.424% *, 4/29/2019	1,000,000	999,996
1-month LIBOR minus 0.050%, 2.436% *, 2/25/2020	500,000	499,980
1-month LIBOR minus 0.050%, 2.44% *, 2/4/2020	1,180,000	1,180,000
1-month LIBOR minus 0.035%, 2.453% *, 8/20/2020	1,500,000	1,500,000
3-month LIBOR minus 0.180%, 2.556% *, 11/1/2019	500,000	500,000
2.626% **, 8/21/2019	350,000	346,424
1-month LIBOR plus 0.190%, 2.678% *, 6/20/2019	1,500,000	1,500,884
Federal Home Loan Bank:
1-month LIBOR minus 0.125%, 2.362% *, 6/21/2019	1,000,000	1,000,000
3-month LIBOR minus 0.230%, 2.385% *, 12/3/2019	500,000	500,000
1-month LIBOR minus 0.080%, 2.41% *, 4/4/2019	1,500,000	1,500,000
1-month LIBOR minus 0.085%, 2.414% *, 9/13/2019	1,300,000	1,300,000
1-month LIBOR minus 0.060%, 2.423% *, 12/6/2019	500,000	500,000
1-month LIBOR minus 0.065%, 2.431% *, 8/28/2019	500,000	500,000
1-month LIBOR minus 0.055%, 2.434% *, 1/14/2020	500,000	500,000
3-month LIBOR minus 0.190%, 2.439% *, 8/28/2019	1,000,000	1,000,000
SOFR plus 0.020%, 2.45% *, 8/27/2019	1,000,000	1,000,000
SOFR plus 0.025%, 2.455% *, 9/20/2019	1,500,000	1,500,000
1-month LIBOR minus 0.025%, 2.463% *, 4/20/2020	1,250,000	1,250,000
1-month LIBOR plus 0.035%, 2.465% *, 2/21/2020	1,000,000	1,000,000
SOFR plus 0.040%, 2.47% *, 6/21/2019	1,000,000	1,000,000
SOFR plus 0.060%, 2.49% *, 9/10/2019	500,000	500,000
SOFR plus 0.065%, 2.495% *, 11/15/2019	750,000	750,000
3-month LIBOR minus 0.195%, 2.498% *, 2/14/2020	1,000,000	1,000,000
2.5%, 5/7/2019	1,000,000	999,986
2.535% **, 6/19/2019	1,000,000	994,514
2.58%, 3/30/2020	2,500,000	2,500,000
3-month LIBOR minus 0.200%, 2.583% *, 1/10/2020	1,000,000	1,000,000
3-month LIBOR minus 0.200%, 2.587% *, 1/16/2020	1,000,000	1,000,000
2.596% **, 7/29/2019	1,250,000	1,239,422
Federal Home Loan Bank Discount Notes:
2.449% **, 6/12/2019	2,000,000	1,990,340
2.479% **, 4/3/2019	1,000,000	999,864
2.486% **, 9/11/2019	2,000,000	1,977,796
Federal Home Loan Mortgage Corp.:
1-month LIBOR minus 0.011%, 2.386% *, 5/28/2019	1,250,000	1,250,000
1-month LIBOR minus 0.100%, 2.392% *, 8/8/2019	2,500,000	2,499,830
SOFR minus 0.020%, 2.41% *, 4/25/2019	750,000	750,000
SOFR minus 0.010%, 2.42% *, 5/20/2019	1,400,000	1,400,000
SOFR minus 0.010%, 2.42% *, 5/22/2019	1,500,000	1,500,000
SOFR minus 0.010%, 2.42% *, 8/5/2019	1,500,000	1,500,000
SOFR plus 0.010%, 2.44% *, 7/11/2019	1,000,000	1,000,000
SOFR plus 0.020%, 2.45% *, 2/28/2020	1,000,000	1,000,000
2.454% **, 6/5/2019	1,500,000	1,493,446
SOFR plus 0.025%, 2.455% *, 5/8/2019	1,250,000	1,250,000
Federal National Mortgage Association:
SOFR plus 0.060%, 2.49% *, 7/30/2020	400,000	400,000
SOFR plus 0.070%, 2.5% *, 10/30/2019	250,000	250,000
SOFR plus 0.100%, 2.53% *, 4/30/2020	250,000	250,000
		55,572,417
U.S. Treasury Obligations 11.6%
U.S. Treasury Bills:
2.423% **, 4/11/2019	1,500,000	1,499,004
2.424% **, 4/11/2019	1,500,000	1,499,004
2.443% **, 4/18/2019	3,275,000	3,271,273
2.514% **, 6/13/2019	775,000	771,102
U.S. Treasury Floating Rate Notes, 3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 2.495% *, 4/30/2019	4,250,000	4,250,292
		11,290,675
Total Government & Agency Obligations (Cost $66,863,092)		66,863,092
Repurchase Agreements 30.9%
BNP Paribas, 2.57%, dated 3/29/2019, to be repurchased at $15,603,341 on 4/1/2019 (a)	15,600,000	15,600,000
Wells Fargo Bank, 2.63%, dated 3/29/2019, to be repurchased at $14,303,134 on 4/1/2019 (b)	14,300,000	14,300,000
Total Repurchase Agreements (Cost $29,900,000)		29,900,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $96,763,092)	99.9	96,763,092
Other Assets and Liabilities, Net	0.1	79,305
Net Assets	100.0	96,842,397

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of March 31, 2019.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $15,510,900 U.S. Treasury Inflation Indexed Bonds, 0.125%, maturing on 07/15/2026 with a value of $15,912,011.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,080,132	Federal Home Loan Mortgage Corp.	4.5-5.5	5/1/2019-8/1/2048	14,577,898
8,295	Federal National Mortgage Association	2.5-4.057	8/1/2044-4/1/2049	8,102
Total Collateral Value				14,586,000

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate SOFR: Secured Overnight Financing Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$66,863,092	$—	$66,863,092
Repurchase Agreements	—	29,900,000	—	29,900,000
Total	$—	$96,763,092	$—	$96,763,092

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government Money Market VIP, a series of Deutsche DWS Variable Series II

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	May 23, 2019